Expense Example, No Redemption - PUTNAM INTERNATIONAL EQUITY FUND /MA/ - Class C Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	$ 2,092